Income taxes (Details) - Schedule of deferred tax liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Liabilities Abstract
Intangible assets	$ (39,481)
Right-of-use assets	(42,472)	(52,244)
Fixed assets	(276,699)
Right-of-use assets	(130,171)
Marketable securities	(488,823)	(52,244)
Set-off of tax	488,823	52,244
Net deferred tax liability